Prepaid expense and other current assets	12 Months Ended
Dec. 31, 2019
Prepaid expense and other current assets
Prepaid expense and other current assets

12      Prepaid expense and other current assets

As of December 31, 2019, prepaid expense and other current assets was comprised of prepaid server hosting fees and software licenses EUR 7,788 thousand (2018: 1,625), advance payments to the Group’s partners for flight and other online payment services amounting to EUR 2,168 thousand (2018: 1,474) and prepaid fees related to a planned capital transaction amounting to EUR 240 thousand (2018: EUR 1,257 thousand). The remaining amount of EUR 2,397 thousand is related to prepaid rent, insurance and other goods and services (2018: EUR 3,028 thousand).